31. Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Current	R$ 3,245,351	R$ 4,927,377
Non-current	9,568,785	10,371,069
Total assets	12,814,136	15,298,446
Liabilities
Current	10,398,216	10,362,600
Non-current	16,182,979	12,041,263
Total equity (deficit)	(13,767,059)	(7,105,417)	R$ (4,505,351)	R$ (3,088,521)
Total liabilities and equity (deficit)	12,814,136	15,298,446
Flight Transportation [member]
Assets
Current	2,059,655	3,243,363
Non-current	10,040,986	10,888,299
Total assets	12,100,641	14,131,662
Liabilities
Current	9,975,367	9,941,112
Non-current	16,532,366	11,867,062
Total equity (deficit)	(14,407,092)	(7,676,512)
Total liabilities and equity (deficit)	12,100,641	14,131,662
Smiles Loyalty Program [member]
Assets
Current	2,453,838	2,763,448
Non-current	908,246	121,135
Total assets	3,362,084	2,884,583
Liabilities
Current	1,502,179	1,321,534
Non-current	509,577	357,714
Total equity (deficit)	1,350,328	1,205,335
Total liabilities and equity (deficit)	3,362,084	2,884,583
Total Reportable Segments [member]
Assets
Current	4,513,493	6,006,811
Non-current	10,949,232	11,009,434
Total assets	15,462,725	17,016,245
Liabilities
Current	11,477,546	11,262,646
Non-current	17,041,943	12,224,776
Total equity (deficit)	(13,056,764)	(6,471,177)
Total liabilities and equity (deficit)	15,462,725	17,016,245
Eliminations [member]
Assets
Current	(1,268,142)	(1,079,434)
Non-current	(1,380,447)	(638,365)
Total assets	(2,648,589)	(1,717,799)
Liabilities
Current	(1,079,330)	(900,046)
Non-current	(858,964)	(183,513)
Total equity (deficit)	(710,295)	(634,240)
Total liabilities and equity (deficit)	R$ (2,648,589)	R$ (1,717,799)